Deferred compensation awards (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Compensation Awards [Abstract]
Activity relating to RSU awards
The following table presents activity relating to RSU awards for the year ended March 31, 2021.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2020	63,339,600	¥447	1.0
Granted	78,054,800	418
Forfeited	(1,695,510)	431
Delivered	(24,411,160)	447

Outstanding as of March 31, 2021	115,287,730	¥427	1.0

SAR Plan A awards, Weighted-average assumptions	There was no
 S
AR Plan A award granted during the year ended March 31, 2020 and 2021. The weighted-average assumptions used in each of these years were as follows.

	Year ended March 31
	2019	2020	2021
Expected volatility	33.30%	—%	—%
Expected dividends yield	3.67%	—%	—%
Expected lives (in years)	4.5	—	—
Risk-free interest rate	0.10%	—%	—%

Activity relating to SAR Plan A awards
The following table presents activity relating to SAR Plan A awards for the year ended March 31, 2021.

	Outstanding (number of Nomura shares)	Weighted-average exercise price	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2020	15,452,900	¥704	3.1
Granted	—	—
Exercised	(350,600)	586
Forfeited	(28,600)	653
Expired	(2,675,200)	821

Outstanding as of March 31, 2021	12,398,500	¥682	2.6

Exercisable as of March 31, 2021	12,398,500	¥682	2.6

Activity relating to SAR Plan B awards
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2021. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2020	22,338,900	¥517	3.4
Granted	—	—
Exercised	(8,966,200)	532
Forfeited	(95,500)	474
Expired	(310,100)	457

Outstanding as of March 31, 2021	12,967,100	¥509	2.7

Exercisable as of March 31, 2021	11,073,000	¥514	2.1

Activity related to NSU and CSU awards
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2021. No new CSU awards have been granted since
April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2020	21,098,829	¥445		2,801,656	¥611
Granted	16,527,516	435	(1)	—	—
Vested	(17,470,375)	482	(2)	(934,256)	617	(2)
Forfeited	(204,008)			—

Outstanding as of March 31, 2021	19,951,962	¥539	(3)	1,867,400	¥636	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2021.

Activity relating to NIU awards
The following table presents activity relating to NIU awards for the year ended March 31, 2021. No new NIU awards have been granted since
April 1, 2018.

	Outstanding (number of units)	Index price (1)
Outstanding as of March 31, 2020	839,954	$5,339
Granted	—	—
Vested	(265,887)	5,814	(2)
Forfeited	—

Outstanding as of March 31, 2021	574,067	$8,400	(3)

(1)	The price of each unit is determined using 1/1000th of the index price.
(2)	Weighted-average index price used to determine the final cash settlement amount of the awards.
(3)	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2021.